Investment Risks	May 01, 2026
ARGA EMERGING MARKETS VALUE FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

ARGA EMERGING MARKETS VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ARGA EMERGING MARKETS VALUE FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

ARGA EMERGING MARKETS VALUE FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

ARGA EMERGING MARKETS VALUE FUND | Foreign Investment/Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

ARGA EMERGING MARKETS VALUE FUND | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

ARGA EMERGING MARKETS VALUE FUND | Frontier Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

ARGA EMERGING MARKETS VALUE FUND | Sector and Industry Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

ARGA EMERGING MARKETS VALUE FUND | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

ARGA EMERGING MARKETS VALUE FUND | Stock Connect Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

ARGA EMERGING MARKETS VALUE FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

ARGA EMERGING MARKETS VALUE FUND | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ARGA EMERGING MARKETS VALUE FUND | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk — The Fund may purchase and hold securities that present sustainability risks. The evaluation of sustainability factors is often subjective and the Adviser may not identify or evaluate every relevant sustainability factor with respect to every investment. As a result, the sustainability evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. While the adviser may engage with companies on sustainability factors and related concerns as deemed appropriate, such engagement may not always yield positive outcomes and the adviser makes no representation that any change or improvement in a company’s sustainability or related issues is or was a direct result of adviser’s engagement. In addition, the evaluation of sustainability risks and opportunities and implementation of applicable sustainability-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate sustainability data being reported by issuers and/or third-party research providers, and sustainability-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess sustainability risks and opportunities and the successful implementation of applicable sustainability-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The Adviser evaluates sustainability factors that lead to potential risks or opportunities, in the same way as other financial factors. As a result, the integration of any such factor, including sustainability may lead the Fund to perform differently compared to accounts that do not integrate sustainability factors.

ARGA EMERGING MARKETS VALUE FUND | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the security was not fair-valued or if it was valued using a different valuation methodology.

ARGA EMERGING MARKETS VALUE FUND | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

ARGA EMERGING MARKETS VALUE FUND | Participation Notes Risk
Prospectus [Line Items]
Risk [Text Block]

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

ARGA EMERGING MARKETS VALUE FUND | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

ARGA EMERGING MARKETS VALUE FUND | Private Placements Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

ARGA EMERGING MARKETS VALUE FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ARGA EMERGING MARKETS VALUE FUND | REITs Risk
Prospectus [Line Items]
Risk [Text Block]

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ARGA EMERGING MARKETS VALUE FUND | Master Limited Partnerships (MLPs) Risk
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

ARGA EMERGING MARKETS VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

ARGA EMERGING MARKETS VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
ARGA EMERGING MARKETS VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
ARGA INTERNATIONAL VALUE FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

ARGA INTERNATIONAL VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ARGA INTERNATIONAL VALUE FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

ARGA INTERNATIONAL VALUE FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

ARGA INTERNATIONAL VALUE FUND | Foreign Investment/Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

ARGA INTERNATIONAL VALUE FUND | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

ARGA INTERNATIONAL VALUE FUND | Sector and Industry Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

ARGA INTERNATIONAL VALUE FUND | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

ARGA INTERNATIONAL VALUE FUND | Stock Connect Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

ARGA INTERNATIONAL VALUE FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

ARGA INTERNATIONAL VALUE FUND | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ARGA INTERNATIONAL VALUE FUND | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk — The Fund may purchase and hold securities that present sustainability risks. The evaluation of sustainability factors is often subjective and the Adviser may not identify or evaluate every relevant sustainability factor with respect to every investment. As a result, the sustainability evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. While the adviser may engage with companies on sustainability factors and related concerns as deemed appropriate, such engagement may not always yield positive outcomes and the adviser makes no representation that any change or improvement in a company’s sustainability or related issues is or was a direct result of adviser’s engagement. In addition, the evaluation of sustainability risks and opportunities and implementation of applicable sustainability-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate sustainability data being reported by issuers and/or third-party research providers, and sustainability-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess sustainability risks and opportunities and the successful implementation of applicable sustainability-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The Adviser evaluates sustainability factors that lead to potential risks or opportunities, in the same way as other financial factors. As a result, the integration of any such factor, including sustainability may lead the Fund to perform differently compared to accounts that do not integrate sustainability factors.

ARGA INTERNATIONAL VALUE FUND | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the security was not fair-valued or if it was valued using a different valuation methodology.

ARGA INTERNATIONAL VALUE FUND | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

ARGA INTERNATIONAL VALUE FUND | Participation Notes Risk
Prospectus [Line Items]
Risk [Text Block]

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

ARGA INTERNATIONAL VALUE FUND | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

ARGA INTERNATIONAL VALUE FUND | Private Placements Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

ARGA INTERNATIONAL VALUE FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ARGA INTERNATIONAL VALUE FUND | REITs Risk
Prospectus [Line Items]
Risk [Text Block]

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ARGA INTERNATIONAL VALUE FUND | Master Limited Partnerships (MLPs) Risk
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

ARGA INTERNATIONAL VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

ARGA INTERNATIONAL VALUE FUND | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

ARGA INTERNATIONAL VALUE FUND | Small and Medium Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ARGA INTERNATIONAL VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
ARGA INTERNATIONAL VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
ARGA VALUE FUND | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

ARGA VALUE FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ARGA VALUE FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

ARGA VALUE FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

ARGA VALUE FUND | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States and may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

ARGA VALUE FUND | Sector and Industry Focus Risk
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Risk [Text Block]

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

ARGA VALUE FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

ARGA VALUE FUND | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ARGA VALUE FUND | Sustainability Risk
Prospectus [Line Items]
Risk [Text Block]

Sustainability Risk — The Fund may purchase and hold securities that present sustainability risks. The evaluation of sustainability factors is often subjective and the Adviser may not identify or evaluate every relevant sustainability factor with respect to every investment. As a result, the sustainability evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. While the adviser may engage with companies on sustainability factors and related concerns as deemed appropriate, such engagement may not always yield positive outcomes and the adviser makes no representation that any change or improvement in a company’s sustainability or related issues is or was a direct result of adviser’s engagement. In addition, the evaluation of sustainability risks and opportunities and implementation of applicable sustainability-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate sustainability data being reported by issuers and/or third-party research providers, and sustainability-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess sustainability risks and opportunities and the successful implementation of applicable sustainability-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The Adviser evaluates sustainability factors that lead to potential risks or opportunities, in the same way as other financial factors. As a result, the integration of any such factor, including sustainability may lead the Fund to perform differently compared to accounts that do not integrate sustainability factors.

ARGA VALUE FUND | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the security was not fair-valued or if it was valued using a different valuation methodology.

ARGA VALUE FUND | ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

ARGA VALUE FUND | Rights and Warrants Risk
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Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

ARGA VALUE FUND | Private Placements Risk
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Risk [Text Block]

Private Placements Risk — Investments in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

ARGA VALUE FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ARGA VALUE FUND | REITs Risk
Prospectus [Line Items]
Risk [Text Block]

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ARGA VALUE FUND | Master Limited Partnerships (MLPs) Risk
Prospectus [Line Items]
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Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

ARGA VALUE FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

ARGA VALUE FUND | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

ARGA VALUE FUND | Small and Medium Capitalization Companies Risk
Prospectus [Line Items]
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Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ARGA VALUE FUND | Risks of Investment in Countries Outside the United States
Prospectus [Line Items]
Risk [Text Block]

Risks of Investment in Countries Outside the United States — To the extent the Fund invests in companies which are based outside of the United States but satisfy the Revenue or Asset Test, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers based in countries outside the United States. The Fund may also be susceptible to foreign exchange risk due to investments in issuers outside the United States.

ARGA VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
ARGA VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
FS Multi-Strategy Alternatives Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

FS Multi-Strategy Alternatives Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

FS Multi-Strategy Alternatives Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – The Fund’s returns may be adversely impacted by changes in currency exchange rates.
FS Multi-Strategy Alternatives Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

FS Multi-Strategy Alternatives Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

FS Multi-Strategy Alternatives Fund | Valuation Risk
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Risk [Text Block]

Valuation Risk – The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

FS Multi-Strategy Alternatives Fund | Preferred Stock Risk
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Risk [Text Block]

Preferred Stock Risk – Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

FS Multi-Strategy Alternatives Fund | Convertible Securities Risk
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Convertible Securities Risk – If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

FS Multi-Strategy Alternatives Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk – Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Wilshire. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

FS Multi-Strategy Alternatives Fund | Credit Default Risk
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Credit/Default Risk – An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

FS Multi-Strategy Alternatives Fund | Mortgage-Backed and Other Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Other Asset-Backed Securities Risk – MBS and other ABS are subject to Credit/Default Risk, Interest Rate Risk, and Prepayment Risk, which are discussed elsewhere in this “Principal Risks” section, as well as the risk of declining values of underlying collateral assets. Small movements in interest rates may dramatically affect the value of certain mortgage- and asset-backed securities. The following provides additional information on certain of these and other risks associated with investments in MBS and ABS.

General MBS Risk. MBS may experience significantly greater price and yield volatility than traditional debt securities. In some cases, price and yield volatility in MBS can be substantial, including the potential for a complete loss of expected future cashflow based on the prepayment behavior of underlying borrowers. The price and yield sensitivity of IO and principal-only securities may be much greater than that of the underlying pass-through security with respect to unanticipated changes in prepayments, interest rates and other factors.

Prepayment rates for underlying borrowers are a key determinant of the cash flow behavior of MBS generally, and for IO bonds in particular, and are influenced by changes in current interest rates and a variety of other factors including but not limited to economic, geographic, social, and other factors, which cannot be predicted with certainty. Both adjustable-rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lower rate of principal prepayments in an increasing interest rate environment. Changes in prepayment behavior of underlying borrowers is often to the detriment of MBS. Prepayment volatility is an important risk factor for holders of MBS, and may materially impact the performance of the Fund including the potential for a complete loss of expected future cashflows on IO investments.

Agency MBS Risk. Agency MBS are subject to all risks generally applicable to MBS, but protection from credit losses is generally subject to a guarantee from the issuing or guaranteeing U.S. government agency. There is no guarantee that such credit support will exist in the future. Further, this guarantee is not intended to protect against non-credit related investment losses, including but not limited to the impact of loan prepayment behavior, interest rate movements, reduction in interest proceeds, changes in the timing of principal repayment and other factors not explicitly related to a credit loss. No agency guarantee should be viewed as a complete protection against capital depreciation.

Non-Agency Residential MBS/Commercial MBS/ABS (“Non-Agency Assets”) Risk. Non-Agency Assets are not issued by U.S. government agencies or instrumentalities, but by private entities such as banks, savings and loans, mortgage bankers, securitization vehicles and other nongovernmental issuers, and are not guaranteed by the U.S. government or any agency. Accordingly, Non-Agency Assets are subject to heightened risk of loss, including but not limited to the loss of principal or credit risk.

FS Multi-Strategy Alternatives Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk – The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

FS Multi-Strategy Alternatives Fund | Non-Investment Grade Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Fixed Income Securities Risk – Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

FS Multi-Strategy Alternatives Fund | Structured Products and Structured Notes Risk
Prospectus [Line Items]
Risk [Text Block]

Structured Products and Structured Notes Risk – A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.

Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk.

Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

FS Multi-Strategy Alternatives Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

FS Multi-Strategy Alternatives Fund | Event Driven Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Event-Driven Trading Risk – The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

FS Multi-Strategy Alternatives Fund | Arbitrage Strategies Risk
Prospectus [Line Items]
Risk [Text Block]

Arbitrage Strategies Risk – The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply.

The Fund may also employ convertible arbitrage investing strategies, which involve investing in convertible securities that appear incorrectly valued relative to their theoretical value. Convertible arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss. The success of convertible arbitrage investing activities will depend on the Adviser’s and/or an Underlying Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Adviser and/or an Underlying Manager will be able to locate investment opportunities or to correctly exploit price discrepancies.

FS Multi-Strategy Alternatives Fund | Commodities Risk
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk – To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

FS Multi-Strategy Alternatives Fund | Swap Agreements Risk
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk – In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

FS Multi-Strategy Alternatives Fund | Model and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Technology Risk – The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources.

FS Multi-Strategy Alternatives Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund may invest in Financial Instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

FS Multi-Strategy Alternatives Fund | Foreign Investments and Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments and Emerging Markets Risk – The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

FS Multi-Strategy Alternatives Fund | Multi Manager and Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Multi-Manager and Allocation Risk – The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability, based on recommendations from Wilshire, to select Underlying Managers, Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets, based on recommendations from Wilshire, to those Underlying Managers and Alternative Beta Providers. The Fund’s Underlying Managers and/or Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. In addition, some Underlying Managers may have little or no experience managing assets for an open-end fund, which is different from the hedge funds and similar vehicles with which most Underlying Managers have expertise. Mutual funds, unlike hedge funds (with which the Underlying Managers are experienced), are subject to daily inflows and outflows of securities and cash and are subject to certain legal and tax-related restrictions on their investments and operations, including, for example, restrictions on illiquid investments and leverage. Accordingly, an Underlying Manager may not be able to achieve the level of returns for the Fund that the Underlying Manager would be able to achieve if it were managing the same strategy in a hedge fund or similar investment vehicle.

FS Multi-Strategy Alternatives Fund | Loans and Other Direct Indebtedness Risk
Prospectus [Line Items]
Risk [Text Block]

Loans and Other Direct Indebtedness Risk – Investments in loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding loans and loans may be difficult to value. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a loan. Loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

FS Multi-Strategy Alternatives Fund | High Portfolio Turnover Risk
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Risk [Text Block]

High Portfolio Turnover Risk – Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

FS Multi-Strategy Alternatives Fund | Volatility Risk
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Risk [Text Block]

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value (“NAV”) per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

FS Multi-Strategy Alternatives Fund | Counterparty Risk
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Risk [Text Block]

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

FS Multi-Strategy Alternatives Fund | Market Capitalization Risk
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Risk [Text Block]

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk) – To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more affected by sector or market events than larger-capitalization stocks.

FS Multi-Strategy Alternatives Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk – A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

FS Multi-Strategy Alternatives Fund | Hedging Transactions Risk
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Risk [Text Block]

Hedging Transactions Risk – The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

FS Multi-Strategy Alternatives Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Risks also exist that Underlying Managers may fail to fully adhere to stated or agreed-upon investment strategies and goals. An Underlying Manager may make certain changes to the strategies that the manager has previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Fund’s Board of Trustees or the Adviser. As a result, the Fund’s portfolio could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

FS Multi-Strategy Alternatives Fund | Rule 144A and Other Exempted Securities Risk
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Rule 144A and Other Exempted Securities Risk – The Fund may invest in privately placed and other securities or instruments exempt from Securities and Exchange Commission (“SEC”) registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk.

In addition, the Fund may seek exposure to Regulation S Securities through investment in one or more Subsidiaries. Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. Regulation S

Securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S Securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

FS Multi-Strategy Alternatives Fund | Leverage Risk
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Leverage Risk – Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, Financial Instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested or the margin it supplies to its counterparty on the instrument. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

FS Multi-Strategy Alternatives Fund | Cyber Security and Operational Risk
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Cyber Security and Operational Risk – The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

FS Multi-Strategy Alternatives Fund | Issuer Risk
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Issuer Risk – An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors.

FS Multi-Strategy Alternatives Fund | Regulatory Risk
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Regulatory Risk – Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

FS Multi-Strategy Alternatives Fund | Tax Risk
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Tax Risk – To comply with its asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC.

The tax treatment of certain commodity investments and derivative instruments in which the Fund may invest may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could cause the Fund to become subject to federal income tax, thereby diminishing the returns for shareholders.

FS Multi-Strategy Alternatives Fund | Investment in Other Investment Companies Risk
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Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the fund’s investment at $1.00 per share.

FS Multi-Strategy Alternatives Fund | Custody Risk
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Custody Risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

FS Multi-Strategy Alternatives Fund | Subsidiary Risk
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Subsidiary Risk – By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

FS Multi-Strategy Alternatives Fund | Non-U. S. Government Securities Risk
Prospectus [Line Items]
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Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

FS Multi-Strategy Alternatives Fund | Real Estate-Related Investment Risk
Prospectus [Line Items]
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Real Estate-Related Investment Risk – Investments in REITs and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. U.S. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

FS Multi-Strategy Alternatives Fund | Highly Leveraged Transactions Risk
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Highly Leveraged Transactions Risk – The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

FS Multi-Strategy Alternatives Fund | Activist Strategies Risk
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Activist Strategies Risk – The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

FS Multi-Strategy Alternatives Fund | Exchange-Traded Product Risk
Prospectus [Line Items]
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Exchange-Traded Product Risk – The Fund may invest in long (or short) positions in ETFs, ETVs and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

FS Multi-Strategy Alternatives Fund | Limited Capacity Risk
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Limited Capacity Risk – Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

FS Multi-Strategy Alternatives Fund | U.S. Government Securities Risk
Prospectus [Line Items]
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U.S. Government Securities Risk – The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

FS Multi-Strategy Alternatives Fund | Contracts for Differences Risk
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Contracts for Differences Risk – As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. Adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract may be reduced. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Fund’s financial risk.

FS Multi-Strategy Alternatives Fund | Municipal Securities Risk
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Municipal Securities Risk – Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

FS Multi-Strategy Alternatives Fund | Unregistered Fund Risk
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Unregistered Fund Risk – Unlike the Fund, unregistered funds are not subject to the investor protections provided under the 1940 Act. Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

As part of the Fund’s investments in unregistered funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors. In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

FS Multi-Strategy Alternatives Fund | Warrants and Rights Risk
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Warrants and Rights Risk – Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

FS Multi-Strategy Alternatives Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
FS Multi-Strategy Alternatives Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
FS Multi-Strategy Alternatives Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk – The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Active Management Risk
Prospectus [Line Items]
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Active Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Geographic Focus Risk
Prospectus [Line Items]
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Geographic Focus Risk – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund may invest a higher percentage of its total assets in securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the

EU, such as the United Kingdom’s (“U.K.’s”) formal exit on January 31, 2020, which could potentially have an adverse effect on the value of the Fund’s investments. There is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit from the EU and the ongoing military conflict between Russia and Ukraine that has now passed its fourth anniversary.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Liquidity Risk
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Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Small and Medium Capitalization Companies Risk
Prospectus [Line Items]
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Small and Medium Capitalization Companies Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Lobbying Focused Investments Risk
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Lobbying Focused Investments Risk – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Geopolitical Risk & Foreign Relations Risk
Prospectus [Line Items]
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Geopolitical Risk & Foreign Relations Risk – U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. Some geopolitical risks are normal, while others are in a heightened state. U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Geopolitical risks have increased as the U.S. has taken military action against Iran. Retaliatory acts against the U.S. or other Middle East countries could lead to a lengthy period of military engagement. In addition, the war between Ukraine and Russia is now passing its fourth anniversary, and relations between the U.S. and China and other countries are strained. The current U.S. administration has implemented policy changes which may contribute to market volatility. Domestically, inflation remains a concern as the price of many goods and services remains elevated compared to levels from a few years ago. In addition, the level of political discord remains high. The uncertain course of these various factors may have a significant negative impact on the global economy, may result in an elevated risk environment with increased volatility in asset prices, which could impact performance of the Fund’s holdings.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | U.S. Fiscal Risk
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U.S. Fiscal Risk – As of the date of this Prospectus, the U.S. federal government is running fiscal deficits as a percentage of gross domestic product (“GDP”) above historical averages. The U.S.’ debt to GDP ratio is also elevated. Efforts by the administration to improve the U.S.’ fiscal state via reducing spending or increasing revenue could impact certain holdings of the Fund as well as the overall economy of the U.S. Additionally, failure for the U.S. to improve its fiscal state or take necessary actions such as raising the federal debt ceiling could result in U.S. debt being downgraded, which could have follow-on ramifications for the U.S. economy and investing environment. Certain companies held by the Fund rely on the U.S. as a customer and may be negatively impacted by any reductions in available spending or failure by the U.S. to pay its contractors and vendors for their services.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Equity Market Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Methodology Risk
Prospectus [Line Items]
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Methodology Risk – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidentally reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Foreign Company Risk
Prospectus [Line Items]
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Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Large Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Emerging Market Company Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Company Risk – Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Inflation Risk
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Risk [Text Block]

Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Artificial Intelligence Risk
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Risk – Issuers of investments increasingly use artificial intelligence (AI) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools rely on complex models, large datasets, and evolving algorithms. AI tools are highly-useful but complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws due to the construction of their underlying models and the composition of their training data, which can result in outputs that seem plausible but are in fact inaccurate, incomplete, or misleading. The use of erroneous outputs can undermine customer trust and expose issuers to litigation, regulatory scrutiny, substantial remediation costs, and reputational harm.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Information Security, Cybersecurity and Technology-Related Risk
Prospectus [Line Items]
Risk [Text Block]

Information Security, Cybersecurity and Technology-Related Risk – As issuers and their service providers increasingly rely on digital technologies, such as the internet, cloud computing, and AI-enabled systems, they face heightened information security, cybersecurity, and other technology-related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology-related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Fund’s sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Industrials Sector Risk – As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, tariffs and trade barriers, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Healthcare Sector Risk – As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, tariffs and trade barriers, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Communication Services Sector Risk – As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the communication services sector. The Fund is subject to the risk that the securities of issuers in the communication services sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communication services companies.

Information Technology Sector Risk – As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. Companies within the information technology sector may rely on foreign countries for sourcing of components or materials for products, as well as manufacture of finished goods. As such, changes in trade relationships between the U.S. and foreign countries may impact these companies in the form of higher costs, reduced market access, and higher uncertainty. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Consumer Discretionary Sector Risk – As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. Many companies in the manufacturing segment rely on foreign nations for sourcing of raw materials and/or final goods. Changes in tariff rates imposed by the U.S., or addition of new trade barriers, could create additional costs or uncertainty. Additionally, U.S. imposition of tariffs could create retaliatory actions abroad which negatively impact multinational companies’ non-U.S. customer basis. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, tax cuts or hikes on individuals, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Shareholder Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Shareholder Concentration Risk – A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Small and Medium Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Equity Market Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Large Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Artificial Intelligence Risk
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Risk – Issuers of investments increasingly use artificial intelligence (AI) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools rely on complex models, large datasets, and evolving algorithms. AI tools are highly-useful but complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws due to the construction of their underlying models and the composition of their training data, which can result in outputs that seem plausible but are in fact inaccurate, incomplete, or misleading. The use of erroneous outputs can undermine customer trust and expose issuers to litigation, regulatory scrutiny, substantial remediation costs, and reputational harm.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Information Security, Cybersecurity and Technology-Related Risk
Prospectus [Line Items]
Risk [Text Block]

Information Security, Cybersecurity and Technology-Related Risk – As issuers and their service providers increasingly rely on digital technologies, such as the internet, cloud computing, and AI-enabled systems, they face heightened information security, cybersecurity, and other technology-related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology-related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Shareholder Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Shareholder Concentration Risk – A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Macro-Thematic Trend Investing Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Macro-Thematic Trend Investing Strategy Risk – The Adviser selects securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Strategas Macro Momentum ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Strategas Macro Momentum ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Strategas Macro Momentum ETF | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Strategas Macro Momentum ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.
Strategas Macro Momentum ETF | REITs Risk
Prospectus [Line Items]
Risk [Text Block]

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Strategas Macro Momentum ETF | Master Limited Partnerships (MLPs) Risk
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships (MLPs) Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Strategas Macro Momentum ETF | Small and Medium Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Strategas Macro Momentum ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

Strategas Macro Momentum ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Strategas Macro Momentum ETF | Equity Market Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

Strategas Macro Momentum ETF | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Strategas Macro Momentum ETF | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Strategas Macro Momentum ETF | Large Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Strategas Macro Momentum ETF | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Strategas Macro Momentum ETF | Artificial Intelligence Risk
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Risk – Issuers of investments increasingly use artificial intelligence (AI) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools rely on complex models, large datasets, and evolving algorithms. AI tools are highly-useful but complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws due to the construction of their underlying models and the composition of their training data, which can result in outputs that seem plausible but are in fact inaccurate, incomplete, or misleading. The use of erroneous outputs can undermine customer trust and expose issuers to litigation, regulatory scrutiny, substantial remediation costs, and reputational harm.

Strategas Macro Momentum ETF | Information Security, Cybersecurity and Technology-Related Risk
Prospectus [Line Items]
Risk [Text Block]

Information Security, Cybersecurity and Technology-Related Risk – As issuers and their service providers increasingly rely on digital technologies, such as the internet, cloud computing, and AI-enabled systems, they face heightened information security, cybersecurity, and other technology-related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology-related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

Strategas Macro Momentum ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings.

In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strategas Macro Momentum ETF | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

Strategas Macro Momentum ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Strategas Macro Momentum ETF | Shareholder Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Shareholder Concentration Risk – A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Strategas Macro Momentum ETF | Macro Momentum Investing Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Macro Momentum Investing Strategy Risk – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors.

Strategas Macro Momentum ETF | Gold Risk
Prospectus [Line Items]
Risk [Text Block]

Gold Risk – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Strategas Macro Momentum ETF | Investments in Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Investment Company Risk – When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Strategas Macro Momentum ETF | Business Development Companies BDCs Risk
Prospectus [Line Items]
Risk [Text Block]

Business Development Companies (“BDCs”) Risk – Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

Strategas Macro Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Strategas Macro Momentum ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.